Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Estimated fair value of the Company's financial instruments
	December 31, 2012						December 31, 2011
	Carrying amount	Estimated fair value	Fair value hierarchy			Contract amount	Carrying amount	Estimated fair value	Contract amount
(Dollars in thousands)			Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$83,660	83,660	83,660				67,840	67,840
Securities available for sale	85,891	85,891	81	85,810			126,114	126,114
Loans held for sale	2,584	2,584		2,584			3,709	3,709
Loans receivable, net	454,045	459,177		459,177			555,908	566,266
Federal Home Loan Bank stock	4,063	4,063		4,063			4,222	4,222
Accrued interest receivable	2,018	2,018		2,018			2,449	2,449
Assets held for sale	0	0		0			1,583	1,605
Financial liabilities:
Deposits	514,951	514,951		514,951			620,128	620,128
Deposits held for sale	0	0					36,048	36,048
Federal Home Loan Bank advances	70,000	71,623		71,623			70,000	74,433
Accrued interest payable	247	247		247			780	780
Off-balance sheet financial instruments:
Commitments to extend credit	27	27				84,877	29	29	91,113
Commitments to sell loans	(40)	(40)				7,046	(94)	(94)	7,263